Consolidated Balance Sheets - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Current assets
Cash and cash equivalents	$ 398,000	$ 851,000
Accounts receivable	373,000	275,000
Inventories, net	177,000	197,000
Restricted cash	75,000	75,000
Prepaid expenses	18,000	58,000
Total current assets	1,041,000	1,456,000
Property, plant and equipment, net	362,000	461,000
Patents, net	529,000	658,000
Total assets	1,932,000	2,575,000
Current liabilities
Accounts payable	553,000	608,000
Promissory note payable		503,000
Accrued liabilities	185,000	170,000
Total current liabilities	738,000	1,281,000
Deferred rent	4,000	13,000
Total liabilities	742,000	1,294,000
Commitments and contingencies (See Note 4)
Stockholders' equity
Preferred stock, $0.01 par value: 5,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.01 par value: 100,000,000 shares authorized, 76,732,334 shares issued and outstanding at July 31, 2019, and 68,248,158 shares issued and outstanding at July 31, 2018	768,000	683,000
Additional paid-in capital	123,900,000	117,522,000
Accumulated deficit	(123,478,000)	(116,924,000)
Total stockholders' equity	1,190,000	1,281,000
Total liabilities and stockholders' equity	$ 1,932,000	$ 2,575,000